SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
Long-term Debt, Current Maturities [Abstract]
SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT
NOTE 6:-	SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT

Banks:

	Annual interest rate at
	December 31,	December 31,
	2018	2018	2017

In NIS bears interest rate of Prime+0.85% to Prime+2.7%	2.6% - 4.45%	4,229	5,207
Short term credit from others	4.15%	1,534	-
Long-term debt from banks in NIS bears interest of Prime rate *)	2.75%	843	1,856

		6,606	7,063

*)
The amounts of $ 34 and $ 911 have been classified from long term debt as of December 31, 2018 and December 31, 2017, respectively since the Company is not in compliance with its banks covenants as of those dates..